Bank Loans and issuance of Debt Securities - Additional Information (Detail) - MXN ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 24, 2006
Disclosure of detailed information about borrowings [Line Items]
Percentage of common stock voting				100.00%	85.00%
Expenses recognized related to emissions		$ 9,313,000	$ 7,797,000
Restriction in sale or transfer of assets maximum	$ 1,000,000
Master Development Program 2016 [Member]
Disclosure of detailed information about borrowings [Line Items]
Capital investments			$ 2,600,000,000
Master Development Program 2017 [Member]
Disclosure of detailed information about borrowings [Line Items]
Capital investments		$ 3,800,000,000